Note 8 - Other Assets	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Other Assets Disclosure [Text Block]
8.	OTHER ASSETS

The components of other assets at the years ended December 3:

(Dollar amounts in thousands)	2015	2014

FHLB stock	$1,887	$1,887
Accrued interest on investment securities	1,010	1,005
Accrued interest on loans	1,377	1,090
Deferred tax asset, net	959	1,484
Other	2,244	1,579

Total	$7,477	$7,045